STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9%
Aerospace & Defense - 1.0%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	5,255,000		5,624,384
The Boeing Company, Sr. Unscd. Notes	1.95	2/1/2024	6,700,000		6,887,335
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	1,000,000		1,004,442
				13,516,161
Airlines - 1.4%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,311,591		4,323,288
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	4,225,000		4,438,508
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	5,392,522		5,845,842
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	4,546,028		4,530,566
				19,138,204
Automobiles & Components - 1.0%
General Motors, Sr. Unscd. Notes	5.40	10/2/2023	2,850,000		3,153,567
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	2,500,000		2,557,738
Volkswagen Group of America Finance, Gtd. Notes	0.75	11/23/2022	4,000,000	[a]	4,020,759
Volkswagen Group of America Finance, Gtd. Notes	2.90	5/13/2022	4,000,000	[a]	4,096,548
				13,828,612
Banks - 7.2%
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	6,000,000		6,362,489
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	9,000,000		9,940,009
Citigroup, Sub. Notes	4.45	9/29/2027	9,000,000		10,308,835
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	5,875,000		6,148,642
Credit Suisse Group, Sr. Unscd. Notes	4.21	6/12/2024	6,500,000	[a]	6,949,627
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	6,000,000		7,117,329
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	5,475,000	[b]	5,485,266
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	4,000,000	[a,b,c]	4,354,456
Morgan Stanley, Sub. Notes	4.88	11/1/2022	10,000,000		10,622,068
NatWest Group, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000		6,439,937
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[a,b]	4,922,920
Societe Generale, Sub. Notes	4.75	11/24/2025	5,200,000	[a]	5,829,019

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.9% (continued)
Banks - 7.2% (continued)
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	8,270,000	11,813,068
				96,293,665
Beverage Products - .6%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	6,250,000	7,505,724
Chemicals - 1.0%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	7,775,000	8,787,549
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	4,000,000	[a] 4,209,411
				12,996,960
Commercial & Professional Services - 1.3%
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	5,765,000	6,634,944
Novant Health, Unscd. Bonds	2.64	11/1/2036	4,800,000	4,818,776
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	5,350,000	6,421,229
				17,874,949
Commercial Mortgage Pass-Through Certificates - 1.4%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	3,890,567	3,926,743
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	4,729,028	4,881,856
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	9,045,000	9,419,693
				18,228,292
Diversified Financials - 1.8%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	4,775,000	4,704,564
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	10,500,000	[a] 10,331,755
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	4,500,000	4,847,881
Owl Rock Capital, Sr. Unscd. Notes	2.63	1/15/2027	1,600,000	1,600,121
USAA Capital, Sr. Unscd. Notes	1.50	5/1/2023	2,500,000	[a] 2,554,926
				24,039,247
Electronic Components - .5%
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	5,975,000	[c] 6,425,896
Energy - 3.4%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,500,000	5,676,279
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,350,000	5,051,373
Diamondback Energy, Gtd. Notes	3.13	3/24/2031	4,800,000	4,915,378
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	4,535,000	4,810,632
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	9,925,000	11,571,006
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	4,825,000	5,328,136

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.9% (continued)
Energy - 3.4% (continued)
Sabine Pass Liquefaction, Sr. Scd. Notes	4.50	5/15/2030	4,000,000	4,538,866
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	3,145,000	3,407,849
				45,299,519
Environmental Control - .3%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	4,000,000	4,361,218
Financials - .3%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	3,775,000	[a] 4,387,467
Food Products - .5%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,640,000	[c] 6,267,109
Foreign Governmental - .4%
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	5,000,000	4,970,844
Health Care - 2.2%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	6,000,000	6,440,598
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	4,955,000	6,641,845
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	7,250,000	8,645,553
PeaceHealth Obligated Group, Sr. Unscd. Bonds, Ser. 2020	1.38	11/15/2025	4,000,000	4,044,584
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	3,685,000	4,218,271
				29,990,851
Industrial - .3%
John Deere Capital, Sr. Unscd. Notes	0.45	1/17/2024	4,245,000	4,251,302
Information Technology - 2.1%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	4,895,000	5,328,317
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	4,775,000	4,703,262
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	5,000,000	5,786,273
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	7,035,000	6,565,017
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	4,790,000	5,244,442
				27,627,311
Insurance - .6%
MetLife, Jr. Sub. Notes, Ser. G	3.85	9/15/2025	1,900,000	[b] 1,985,500
Prudential, Sr. Unscd. Notes	3.13	4/14/2030	5,500,000	5,867,521
				7,853,021
Internet Software & Services - 1.9%
Amazon.com, Sr. Unscd. Notes	1.00	5/12/2026	7,245,000	7,245,008
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	5,620,000	5,735,640
eBay, Sr. Unscd. Notes	1.90	3/11/2025	6,000,000	6,224,832
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,500,000	[a] 6,057,192
				25,262,672

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.9% (continued)
Media - 1.1%
Sky, Gtd. Notes	3.75	9/16/2024	9,075,000	[a] 9,971,431
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	4,000,000	4,132,256
				14,103,687
Municipal Securities - 5.7%
California, GO	3.38	4/1/2025	3,270,000	3,615,035
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	6,125,000	8,572,473
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	2,850,000	2,956,607
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	4,990,000	6,138,354
Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	165,000	168,338
Michigan Building Authority, Revenue Bonds, Refunding, Ser. II	2.71	10/15/2040	5,000,000	4,953,689
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	5,445,000	5,933,309
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.48	1/1/2028	4,800,000	4,750,290
New York City, GO, Refunding Ser. D	1.92	8/1/2031	3,825,000	3,733,114
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	4,750,000	4,787,891
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	4,755,000	4,818,079
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	3.41	1/1/2043	2,130,000	2,238,571
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	2.15	7/1/2030	5,570,000	5,618,251
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (North Tarrant Express Mobility Partners) Ser. B	3.92	12/31/2049	4,750,000	5,124,045
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	2,790,000	2,813,785
University of California, Revenue Bonds, Refunding (Limited Project) Ser. J	4.13	5/15/2045	5,530,000	6,330,453
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	3,250,000	3,158,721
				75,711,005

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Real Estate - 2.3%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	4,280,000		4,819,504
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	7,855,000		9,069,243
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	3,662,000		3,986,497
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	4,696,000		4,876,576
Life Storage, Gtd. Notes	4.00	6/15/2029	2,840,000		3,138,795
Spirit Realty, Gtd. Notes	2.10	3/15/2028	4,775,000		4,718,525
				30,609,140
Retailing - 1.6%
7-Eleven, Sr. Unscd. Notes	1.80	2/10/2031	5,725,000	[a]	5,376,844
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	5,275,000		5,973,878
The Home Depot, Sr. Unscd. Notes	1.38	3/15/2031	5,595,000	[c]	5,247,444
The TJX Companies, Sr. Unscd. Notes	3.75	4/15/2027	4,000,000		4,493,711
				21,091,877
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom, Gtd. Notes	3.75	2/15/2051	3,850,000	[a]	3,746,820
Broadcom Cayman Finance, Gtd. Notes	3.50	1/15/2028	6,000,000		6,464,342
KLA, Sr. Unscd. Notes	4.10	3/15/2029	5,000,000		5,693,248
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	5,300,000		6,062,598
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	7,075,000	[a]	7,091,185
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	2,445,000	[a]	2,449,030
NXP Funding, Gtd. Notes	2.70	5/1/2025	4,500,000	[a]	4,760,450
				36,267,673
Technology Hardware & Equipment - .4%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	4,895,000		5,991,139
Telecommunication Services - 2.8%
AT&T, Sr. Unscd. Notes	1.65	2/1/2028	3,500,000		3,454,819
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	7,000,000		7,922,785
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	5,750,000		6,486,396
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	6,675,000		6,276,369
Verizon Communications, Sr. Unscd. Notes	3.40	3/22/2041	2,610,000		2,657,424
Verizon Communications, Sr. Unscd. Notes	2.99	10/30/2056	11,073,000		9,881,584
				36,679,377
Transportation - 1.3%
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	5,230,000		5,841,924
Ryder System, Sr. Unscd. Notes	3.35	9/1/2025	5,525,000		6,021,371
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	5,500,000		5,906,556
				17,769,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Government Agencies Mortgage-Backed - 26.4%
Federal Home Loan Mortgage Corp.:
1.50%, 1/1/2036-10/1/2050			14,618,574	[d]	14,563,880
2.00%, 1/1/2041-6/1/2041			16,272,335	[d]	16,658,167
2.50%, 4/1/2036-5/1/2051			26,569,195	[d]	27,642,057
3.00%, 7/1/2050			8,903,105	[d]	9,327,063
3.50%, 5/1/2051			12,095,000	[d]	12,883,104
4.00%, 11/1/2049			4,130,941	[d]	4,415,187
5.00%, 8/1/2049			2,791,142	[d]	3,077,603
Federal National Mortgage Association:
2.00%, 3/1/2036-3/1/2051			44,244,673	[d]	44,978,077
2.50%, 10/1/2050-6/1/2051			32,719,743	[d]	33,945,234
3.00%, 1/1/2035-5/1/2051			43,262,974	[d]	45,435,979
3.50%, 5/1/2051			9,099,675	[d]	9,661,135
4.00%, 11/1/2049-2/1/2050			11,981,462	[d]	12,818,581
4.50%, 3/1/2050			6,636,574	[d]	7,207,062
Government National Mortgage Association I:
4.00%, 7/15/2049			3,054,108		3,274,046
Government National Mortgage Association II:
2.50%, 1/20/2051-5/20/2051			26,609,697		27,478,822
3.00%, 6/20/2050-10/20/2050			19,224,213		20,003,651
3.50%, 1/20/2048-12/20/2050			26,401,822		27,866,243
4.00%, 7/20/2050-5/20/2051			21,138,410		22,199,221
4.50%, 2/20/2050			7,186,125		7,716,065
				351,151,177
U.S. Treasury Securities - 23.9%
U.S. Treasury Bonds	1.13	8/15/2040	7,815,000		6,496,371
U.S. Treasury Bonds	1.88	2/15/2041	14,980,000	[c]	14,191,209
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	10/15/2024	6,190,140	[c,e]	6,740,775
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2025	19,347,469	[e]	21,111,016
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	5,478,900	[e]	6,129,493
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	13,628,680	[e]	15,148,425
U.S. Treasury Notes	0.13	1/31/2023	25,000,000		25,001,953
U.S. Treasury Notes	0.13	2/28/2023	6,500,000		6,500,254
U.S. Treasury Notes	0.13	12/15/2023	9,000,000		8,980,137
U.S. Treasury Notes	0.25	6/30/2025	14,805,000		14,607,793
U.S. Treasury Notes	0.25	8/31/2025	18,750,000		18,450,073
U.S. Treasury Notes	0.25	5/31/2025	5,500,000	[c]	5,431,680

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Treasury Securities - 23.9% (continued)
U.S. Treasury Notes	0.63	12/31/2027	1,875,000	[c]	1,808,496
U.S. Treasury Notes	0.75	4/30/2026	22,500,000	[c]	22,461,328
U.S. Treasury Notes	1.13	2/15/2031	9,500,000	[c]	9,097,734
U.S. Treasury Notes	1.50	2/15/2030	5,630,000	[c]	5,632,309
U.S. Treasury Notes	1.63	8/15/2029	7,735,000	[c]	7,851,780
U.S. Treasury Notes	1.75	12/31/2026	13,050,000	[c]	13,627,564
U.S. Treasury Notes	1.75	11/15/2029	8,900,000	[c]	9,114,852
U.S. Treasury Notes	2.00	11/15/2026	4,540,000		4,800,784
U.S. Treasury Notes	2.13	7/31/2024	13,000,000		13,726,680
U.S. Treasury Notes	2.25	11/15/2027	6,185,000		6,611,064
U.S. Treasury Notes	2.38	5/15/2027	9,825,000		10,587,397
U.S. Treasury Notes	2.50	2/28/2026	15,000,000		16,229,297
U.S. Treasury Notes	2.50	1/31/2024	14,820,000		15,712,674
U.S. Treasury Notes	2.63	1/31/2026	8,250,000		8,970,264
U.S. Treasury Notes	2.63	2/15/2029	3,000,000		3,276,563
U.S. Treasury Notes	2.63	12/31/2023	8,750,000		9,290,381
U.S. Treasury Notes	2.88	11/30/2025	5,750,000		6,308,154
U.S. Treasury Notes	3.13	11/15/2028	3,590,000		4,048,216
				317,944,716
Utilities - 1.5%
Appalachian Power, Sr. Unscd. Notes, Ser. AA	2.70	4/1/2031	5,635,000		5,749,694
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	2,580,000		2,950,766
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	4,685,000		5,312,417
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	5,115,000		5,599,781
				19,612,658
Total Bonds and Notes (cost $1,280,123,024)			1,317,051,324

Preferred Stocks - .5%
Telecommunication Services - .5%
AT&T, Ser. A (cost $6,500,000)	5.00		260,000		6,848,400
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - ..6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,322,220)	0.04		7,322,220	[f]	7,322,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $39,705,524)	0.01	39,705,524	[f] 39,705,524
Total Investments (cost $1,333,650,768)		103.0%	1,370,927,468
Liabilities, Less Cash and Receivables		(3.0%)	(39,712,256)
Net Assets		100.0%	1,331,215,212

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $91,109,840 or 6.84% of net assets.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $99,172,196 and the value of the collateral was $101,965,789, consisting of cash collateral of $39,705,524 and U.S. Government & Agency securities valued at $62,260,265.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Commercial Mortgage-Backed	-	18,228,292	-	18,228,292
Corporate Bonds	-	549,045,290	-	549,045,290
Equity Securities – Preferred Stocks	6,848,400	-	-	6,848,400
Foreign Governmental	-	4,970,844	-	4,970,844
Investment Companies	47,027,744	-	-	47,027,744
Municipal Securities	-	75,711,005	-	75,711,005
U.S. Government Agencies Mortgage-Backed	-	351,151,177	-	351,151,177
U.S. Treasury Securities	-	317,944,716	-	317,944,716

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $37,276,700, consisting of $46,529,835 gross unrealized appreciation and $9,253,135 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.